CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement
Filing and regulatory fees	$ 191,666	$ 206,506
Office and administration	239,525	262,325
Professional fees	90,529	90,921
Rent and utilities	114,890	112,626
Share-based payments	406,399	574,974
Shareholder communication and travel	452,382	561,067
Wages and benefits	1,000,905	1,093,404
CORPORATE EXPENSES	2,496,296	2,901,823
Foreign exchange loss	3,753	4,421
Interest income	(57,866)	(83,584)
Flow-through premium recovery	(767,435)
Unrealized loss on marketable securities	91,700	33,500
LOSS AND COMPREHENSIVE LOSS	$ 1,766,448	$ 2,856,160
Basic and diluted loss per share (in dollars per share)	$ 0.02	$ 0.03
Weighted average number of common shares outstanding (in shares)	104,201,483	99,886,747